Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net (loss) income – Basic and diluted	$ (2,133,331)	$ 6,825,686
Denominator:
Basic weighted average ordinary shares outstanding	4,878,345	29,550,000
Basic net income (loss) per ordinary share	$ (0.44)	$ 0.23
Class B [Member]
Numerator:
Allocation of net (loss) income – Basic and diluted	$ (3,143,138)	$ 1,660,224
Denominator:
Basic weighted average ordinary shares outstanding	7,187,500	7,187,500
Basic net income (loss) per ordinary share	$ (0.44)	$ 0.23